Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Common Class A [Member]
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares issued	2,750,784	2,736,435
Ordinary shares, shares outstanding	2,750,784	2,736,435
Common Class B [Member]
Ordinary shares, shares authorized	Unlimited	Unlimited
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares issued	14,286	14,286
Ordinary shares, shares outstanding	14,286	14,286